Shareholder Fees	Jun. 28, 2025 USD ($)
Pzena Mid Cap Value Fund | Pzena Mid Cap Value Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Pzena Mid Cap Value Fund | Pzena Mid Cap Value Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Pzena Small Cap Value Fund | Pzena Small Cap Value Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Pzena Small Cap Value Fund | Pzena Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Pzena Emerging Markets Value Fund | Pzena Emerging Markets Value Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Pzena Emerging Markets Value Fund | Pzena Emerging Markets Value Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Pzena International Small Cap Value Fund | Pzena International Small Cap Value Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Pzena International Small Cap Value Fund | Pzena International Small Cap Value Fund Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Pzena International Value Fund | Pzena International Value Fund Investor Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Pzena International Value Fund | Pzena International Value Class Instutitional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0